                               [graphic omitted]

                               -----------------
                               |    ICM FUNDS   |
                               |    ---------   |
                               -----------------

                                ICM SERIES TRUST

                                ----------------

                             ICM/ISABELLE SMALL CAP
                                   VALUE FUND

                               Semi-Annual Report
                                  June 30, 1999

                                  ICM/ISABELLE
                              SMALL CAP VALUE FUND

                                TABLE OF CONTENTS

Shareholder Letter ..............................................          1
Portfolio of Investments ........................................          3
Statement of Assets and Liabilities .............................          6
Statement of Operations .........................................          7
Statements of Changes in Net Assets .............................          8
Financial Highlights ............................................          9
Notes to Financial Statements ...................................         11

Shareholder Letter

Dear Shareholder:

We are pleased to report the continued strong performance of the ICM/Isabelle Small Cap Value Fund. For the six month period ended June 30, 1999 your Fund had a return of 21.4%. The portfolio is performing well after one of the most difficult years in memory for small company stocks. As an investor, your patience is being rewarded with a great quarter that brings our twelve month return to -7.19% and since inception (March 9, 1998) number to -16.10%. We firmly believe that the remainder of 1999 will continue to reward small cap investors and it may be an opportune time to increase your allocation to the ICM/Isabelle Small Cap Value Fund.

Relative to widely followed market indices, the Fund also performed well. For the six month period ended June 30, 1999 the S&P 500 had a return of 12.38%, the Dow Jones Industrials had a return of 20.46%, and the Russell 2000 small company stock index had a return of 9.28%.

Our continued commitment to a disciplined investment philosophy, which focuses on determining the economic value of a business, coupled with a change in market sentiment toward smaller capitalization stocks proved rewarding for shareholders during the first half of the year.

o The long-term values that we have assembled in the Fund have, in many instances, begun to respond to sales and/or earnings growth.

o Liquidity for small capitalization issues has begun to improve. The appeal of large capitalization issues has lost some of its luster and the market has rotated out of the top 20-25 largest growth companies in search of value.

o Strategic buyers have found it difficult to ignore the value available in the small capitalization segment of the market and have returned to buying quality companies at a discount.

We are encouraged by the progress we have made during the first half of 1999 and continue to believe there are extraordinary values to be found in small company stocks. A few examples of the values that our investment team has uncovered include:

Measurement Specialties Inc. (MSS: 5.8% of net assets) - A leading designer, developer and producer of electronic sensors and sensor-based consumer products. The company's products include sensors for industrial applications, kitchen and postal scales, tire pressure gauges and body-weight scales. The company recently reported record sales, record net income and a record backlog of orders. Measurement Specialties stock began the year around $4.00 a share and has recently topped $14.00. Despite its recent performance, we believe the company remains a compelling value due to the continued strength of its business.

Elite Information Group (ELTE: 4.1%) - Formerly known as Broadway & Seymour, Elite has sold unprofitable divisions to focus on its core business of providing practice management software to more than 650 clients including more than half of the top 100 U.S. law firms. Earnings have turned positive and we view the situation as a classic turnaround.

Material Sciences Corp. (MSC: 3.2%) - A market leader in its three principle business segments: Coated Products including coil painting and hot-dip galvanizing to the construction, automotive and appliance markets; Engineered Materials including laminates and composites for the automotive, lighting and computer disk drive markets; and Specialty Films which provide solar control and safety window film. We believe MSC offers great value as it is a market leader with net sales up 47%, net income up 57%, and selling slightly above book value at a price-to-earnings ratio of 13X 1999 earnings.

These examples represent the type of values that are contained in the ICM/Isabelle Small Cap Value Fund and we will continue to search-out companies that we believe to have the greatest long-term potential for your Fund.

Thank you for your continued trust and confidence.

    Sincerely,

/s/ Warren J. Isabelle

    Warren J. Isabelle

-----------------------------------------

The views expressed in this report reflect those of the portfolio manager, only through the period of this report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions. Information provided regarding specific portfolio positions should not be considered a recommendation to buy or sell such securities.

* Past performance is no guarantee of future results. Year-to-date performance is measured from January 1, 1999 to June 30, 1999 and is based upon total return of the Investor Class of shares. Return figures are net of any expense reimbursement or fee waiver. Without such expense reimbursement and fee waiver, the returns would be lower. Investment return and principal value of mutual funds will vary with market conditions so that shares when redeemed, may be worth more or less than their original cost. Small company stocks may be more volatile and less liquid than large company stocks. The Russell 2000 Index is an unmanaged index of stocks considered representative of the small cap market. The S&P 500 Index is an unmanaged index of 500 widely traded industrial, transportation, financial, and public utility stocks. The Dow Jones Industrial average is unmanaged and is a price weighted average of 30 stocks. You cannot directly invest in an index. Please read the prospectus carefully before you invest or send money. Distributor: First Data Distributors, Inc.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
June 30, 1999 (UNAUDITED)

                                                                 Market
                Shares                                            Value

                COMMON STOCKS - 98.63%

                BASIC MATERIALS - 14.67%
        9,500   ACX Technologies, Inc.*                        $      154,375
       26,200   Armco, Inc.*                                          173,575
       15,000   Commonwealth Industries, Inc.                         187,500
       84,500   Crown Vantage, Inc.*                                  184,844
        9,000   Hanna (M.A.) Co.                                      147,937
       16,000   Material Sciences Corp.*                              240,000
                                                               --------------
                                                                    1,088,231
                                                               --------------

                CAPITAL GOODS - 17.89%
       20,400   DT Industries, Inc.                                   187,425
        7,100   ESCO Electronics Corp.*                                90,969
        9,700   Kollmorgen Corp.                                      145,500
       18,100   MagneTek, Inc.*                                       191,181
        8,000   Power-One, Inc. *                                     197,000
       12,000   RTI International Metals, Inc.*                       176,250
        7,800   Sames Corp.                                           155,025
       15,000   Woodhead Industries, Inc.                             183,750
                                                               --------------
                                                                    1,327,100
                                                               --------------

                COMMUNICATION SERVICES - 2.73%
       36,900   Signal Technology, Corp. *                            202,950
                                                               --------------

                CONSUMER CYCLICALS - 13.39%
       37,500   Acme Electric Corp.*                                  203,906
        4,000   InterTAN, Inc.*                                        82,000
       35,500   Measurement Specialties, Inc.*                        430,438
       10,200   Nashua Corp.                                          100,725
       11,000   Vallen Corporation *                                  176,000
                                                               --------------
                                                                      993,069
                                                               --------------

                CONSUMER STAPLES - 4.17%
       21,200   WLR Foods, Inc.                                       172,250
       57,900   Worldtex, Inc.*                                       137,512
                                                               --------------
                                                                      309,762
                                                               --------------

                ENERGY - 9.16%
       31,600   Key Energy Services, Inc.*                            112,575
       15,000   Maverick Tube Corp. *                                 209,063
        9,500   Plains Resources, Inc.*                               180,500
       16,500   Triton Energy Limited *                               177,375
                                                               --------------
                                                                      679,513
                                                               --------------

                FINANCIAL SERVICES - 11.04%
       13,600   Ceres Group, Inc.*                                    124,950
       57,000   Elite Information Group, Inc.*                        306,375
        6,000   StanCorp Financial Group, Inc.*                       180,000
       52,700   Transmedia Network, Inc.                              207,506
                                                               --------------
                                                                      818,831
                                                               --------------

                HEALTH CARE - 8.28%
       11,100   EPIX Medical, Inc. *                                   61,050
        8,000   I-STAT Corp.*                                          73,000
       90,000   Medical Resources, Inc.*                              149,062
       32,800   Neurocrine Biosciences, Inc.*                         170,150
       49,500   Scios, Inc.*                                          160,875
                                                               --------------
                                                                      614,137
                                                               --------------

                TECHNOLOGY - 14.86%
       11,000   Anacomp, Inc.*                                        187,000
        8,000   ANSYS, Inc.*                                           79,500
       23,715   CSP, Inc. *                                           157,112
        9,735   GSI Lumonics, Inc.*                                    37,115
       31,300   Inso Corp.*                                           168,238
       16,600   Landec Corp.*                                          63,287
       40,000   OpenROUTE Networks, Inc. *                            170,000
       20,000   Pioneer-Standard Electronics, Inc.                    240,000
                                                               --------------
                                                                    1,102,252
                                                               --------------

                TRANSPORTATION - 2.44%
       10,200   Yellow Corp.                                          181,050
                                                               --------------
                TOTAL COMMON STOCKS (COST $7,257,485)               7,316,895
                                                               --------------

                TOTAL INVESTMENTS
                 (COST $7,257,485)** - 98.63%                       7,316,895
                CASH AND OTHER ASSETS
                  NET OF LIABILITIES  - 1.37%                         101,820
                                                               --------------
                NET ASSETS - 100.00%                           $    7,418,715
                                                               ==============

-------------
  *  Non-income producing security
 ** Cost for federal income tax purposes is $7,257,485 and net unrealized appreciation consists of:

                     Gross unrealized appreciation .....       $    1,110,050
                     Gross unrealized depreciation .....           (1,050,640)
                                                               --------------
                          Net unrealized appreciation          $       59,410
                                                               ==============

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (UNAUDITED)

ASSETS:
  Investments in securities at market value
     (identified cost $7,257,485) (Note 1)               $    7,316,895
  Receivable for investments sold                               438,719
  Receivable for fund shares sold                                46,850
  Due from adviser (Note 3)                                      54,183
  Deferred organization costs (Note 1)                           44,490
  Other assets                                                      990
                                                         --------------
     TOTAL ASSETS                                             7,902,127
                                                         --------------

LIABILITIES:
  Payable for securities purchased                              107,739
  Cash overdraft                                                303,954
  Accrued expenses                                               70,273
  Accrued distribution expenses                                   1,446
                                                         --------------
     TOTAL LIABILITIES                                          483,412
                                                         --------------

NET ASSETS                                               $    7,418,715
                                                         ==============

INVESTMENT CLASS SHARES (NOTE 1):
  Net assets (Unlimited shares of $0.001 par beneficial
     interest authorized; 344,183 shares outstanding)    $    2,887,776
                                                         ==============

  Net asset value, offering and redemption price per
     Investment Class Share
     ($2,887,776 / 344,183 shares)                       $         8.39
                                                         ==============

INSTITUTIONAL CLASS SHARES (NOTE 1):
  Net assets (Unlimited shares of $0.001 par beneficial
     interest authorized; 539,374 shares outstanding)    $    4,530,939
                                                         ==============

  Net asset value, offering and redemption price per
     Institutional Class Share
     ($4,530,939 / 539,374 shares)                       $         8.40
                                                         ==============

NET ASSETS CONSIST OF:
     Paid-in capital                                          7,984,014
     Accumulated net investment loss                            (49,040)
     Accumulated net realized loss on investments              (575,669)
     Net unrealized appreciation on investments                  59,410
                                                         --------------
       NET ASSETS                                        $    7,418,715
                                                         ==============

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
June 30, 1999 (UNAUDITED)

                                                       FOR THE SIX MONTHS
                                                             ENDED
                                                         JUNE 30, 1999
                                                         --------------
INVESTMENT INCOME:
  Dividends                                              $        6,390
  Interest                                                          243
                                                         --------------
TOTAL INCOME                                                      6,633
                                                         --------------

EXPENSES:
  Investment advisory fees (Note 3)                              30,757
  Transfer agent fees                                            28,427
  Administration fees                                            27,552
  Professional fees                                              21,308
  Accounting fees                                                19,850
  Registration fees                                              14,181
  Amortization of organization costs (Note 1)                     5,975
  Printing expenses                                               3,833
  Custodian fees (Note 3)                                         3,451
  Trustees fees                                                   2,976
  Distribution fees - Investment Class (Note 4)                   2,777
  Insurance expenses                                              2,050
                                                         --------------
     TOTAL EXPENSES                                             163,137
       Fees waived and expenses reimbursed by
         Adviser (Note 3)                                      (106,971)
       Credits allowed by custodian (Note 3)                       (493)
                                                         --------------
NET EXPENSES                                                     55,673
                                                         --------------
NET INVESTMENT LOSS                                             (49,040)
                                                         --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                              236,904
  Net change in unrealized appreciation of investments        1,058,589
                                                         --------------
  Net realized and unrealized gain on investments             1,295,493
                                                         --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              $    1,246,453
                                                         ==============

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 1999 (UNAUDITED)

                                                                     FOR THE PERIOD
                                             FOR THE SIX MONTHS       MARCH 9, 1998*
                                                   ENDED                 THROUGH
                                               JUNE 30, 1999        DECEMBER 31, 1998
                                             ------------------     -----------------
OPERATIONS:
  Net investment loss                           $   (49,040)            $   (31,257)
  Net realized gain/(loss) on investments           236,904                (812,573)
  Net change in unrealized appreciation/
   (depreciation) of investments                  1,058,589                (999,179)
                                                -----------             -----------
     Net increase/(decrease) in net
      assets resulting from operations            1,246,453              (1,843,009)
                                                -----------             -----------

CAPITAL SHARE TRANSACTIONS
  Shares sold:
     Investment Class                             1,071,957               2,144,314
     Institutional Class                               --                 5,500,000
  Shares redeemed:
     Investment Class                              (294,655)               (206,284)
     Institutional Class                               --                  (300,061)
                                                -----------             -----------
  Increase in net assets derived from
    capital share transactions (a)                  777,302               7,137,969
                                                -----------             -----------
     TOTAL INCREASE IN NET ASSETS                 2,023,755               5,294,960
                                                -----------             -----------

NET ASSETS:
  Beginning of period                             5,394,960                 100,000
                                                -----------             -----------
  End of period (including accumulated net
    investment loss of ($49,040) and $0,
    respectively)                               $ 7,418,715             $ 5,394,960
                                                ===========             ===========

(a) Transactions in capital stock were:
    Shares sold:
     Investment Class                               145,212                 270,372
     Institutional Class                               --                   589,374
    Shares redeemed:
     Investment Class                               (41,327)                (30,074)
     Institutional Class                               --                   (50,000)
                                                -----------             -----------
     Increase in shares outstanding                 103,885                 779,672
                                                ===========             ===========

--------------
* Commencement of investment operations for the Investment Class.
  Commencement of operations for the Institutional Class was March 29, 1998.

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
June 30, 1999 (UNAUDITED)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  INVESTMENT           INVESTMENT
                                                    CLASS                CLASS
                                             ------------------     -----------------
                                                                     FOR THE PERIOD
                                             FOR THE SIX MONTHS       MARCH 9, 1998*
                                                   ENDED                 THROUGH
                                               JUNE 30, 1999        DECEMBER 31, 1998
                                             ------------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      6.91             $     10.00
                                                -----------             -----------
  Income From Investment Operations:
  Net investment loss                                 (0.06)                  (0.04)
  Net gains/(losses) on securities
     (both realized and unrealized)                    1.54                   (3.05)
                                                -----------             -----------
       TOTAL FROM INVESTMENT OPERATIONS                1.48                   (3.09)
                                                -----------             -----------
NET ASSET VALUE, END OF PERIOD                  $      8.39             $      6.91
                                                ===========             ===========
TOTAL RETURN (NOT ANNUALIZED)                         21.42%                 (30.90%)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)           $     2,888             $     1,660
  Ratio of expenses to average net assets:
     Before expense reimbursement(2)                   5.44%(1)                8.81%(1)
     After expense reimbursement(2)                    1.95%(1)                1.95%(1)
  Ratio of net investment loss to
    average net assets:
     Before expense reimbursement(2)                  (5.24%)(1)              (7.99%)(1)
     After expense reimbursement(2)                   (1.75%)(1)              (1.13%)(1)
  Portfolio turnover rate                             44.32%                  21.43%

-------------------
  *  Commencement of investment operations.
(1)  Annualized.
(2)  Includes custody earnings credits.

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
June 30, 1999 (UNAUDITED)

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                INSTITUTIONAL        INSTITUTIONAL
                                                    CLASS                CLASS
                                             ------------------     -----------------
                                                                     FOR THE PERIOD
                                             FOR THE SIX MONTHS      MARCH 29, 1998*
                                                   ENDED                 THROUGH
                                               JUNE 30, 1999        DECEMBER 31, 1998
                                             ------------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      6.92             $     10.00
                                                -----------             -----------
  Income From Investment Operations:
  Net investment loss                                 (0.05)                  (0.04)
  Net gains/(losses) on securities
     (both realized and unrealized)                    1.53                   (3.04)
                                                -----------             -----------
       TOTAL FROM INVESTMENT OPERATIONS                1.48                   (3.08)
                                                -----------             -----------
NET ASSET VALUE, END OF PERIOD                  $      8.40             $      6.92
                                                ===========             ===========
TOTAL RETURN (NOT ANNUALIZED)                         21.39%                 (30.80%)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)           $     4,531             $     3,734
  Ratio of expenses to average net assets:
     Before expense reimbursement(2)                   5.19%(1)                8.56%(1)
     After expense reimbursement(2)                    1.70%(1)                1.70%(1)
  Ratio of net investment loss
    to average net assets:
     Before expense reimbursement(2)                  (4.99%)(1)              (7.74%)(1)
     After expense reimbursement(2)                   (1.50%)(1)              (0.88%)(1)
  Portfolio turnover rate                             44.32%                  21.43%

-----------------
  *  Commencement of investment operations.
(1)  Annualized
(2)  Includes custody earnings credits.

    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
ICM/Isabelle Small Cap Value Fund (the "Fund"), a series of ICM Series Trust (the "Trust") was organized as a Massachusetts business trust pursuant to a trust agreement dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares (Investment Class shares and Institutional Class shares) each of which has equal rights as to class and voting privileges. The Investment Class has exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 ("12b-1 Plan") and is subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998 (March 29, 1998 for the Institutional Class). The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

   A. SECURITY VALUATION. Investments in securities are valued at the last reported sales price on the national securities exchange or national securities market on which such securities are primarily traded on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost plus accrued interest, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

   B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

   C. NET ASSET VALUE PER SHARE. Net asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

   D. ORGANIZATION COSTS. Organization costs are amortized on a straight line basis over five years from commencement of operations. If any of the original shares are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be decreased by the pro rata share of the unamortized organizational costs as of the date of redemption. The pro rata shares will be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

   E. FEDERAL INCOME TAXES. The Trust intends to continue to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required.

   F. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

   G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals.

   H. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $3,492,425 and $2,746,494 respectively, for the six months ended June 30, 1999.

NOTE 3 - INVESTMENT MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER
TRANSACTIONS
Ironwood Capital Management, LLC ("ICM") serves as the investment advisor for the Fund pursuant to an investment advisory agreement (the "Agreement") dated March 2, 1998. Under the terms of the Agreement, ICM receives a fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

Pursuant to the terms of the Agreement, ICM is obligated for as long as the Agreement remains in effect, to limit total Fund expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for the Investment Class and 1.70% of the average daily net assets annually for the Institutional Class, and to waive such fees and expenses to the extent that they exceed these amounts. For the six months ended June 30, 1999, advisory fees of $30,757 were waived by ICM and ICM has agreed to reimburse the Fund $76,214. Unreimbursed balance due from Advisor as of June 30, 1999 was $54,183. Certain officers and Trustees of the Trust are affiliated persons of ICM.

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, serves as the Fund's Administrator pursuant to an Administration Agreement with the Trust on behalf of the Fund. Under the terms of the agreement, Investor Services Group is entitled to receive fees based on the aggregate average daily net assets of the Fund, computed daily and payable monthly at a rate of 0.12% of the first $150 million of net assets, 0.15% of net assets between $150 million and $500 million of net assets, and varying rates for net assets in excess of $500 million, all subject to a minimum annual charge of $55,000. A separate fee of $35,000 per annum and $5,000 for any additional class per annum, will be charged for fund accounting services.

Fifth Third Bank serves as the Fund's custodian. Investor Services Group serves as the Fund's transfer agent.

Fifth Third Bank has agreed to compensate the Fund and decrease custody fees for any cash balances left uninvested by it. For the six months ended June 30, 1999, the Fund's custodian expenses were reduced by $493.

No officer, trustee or employee of ICM, Investor Services Group or First Data Distributors, Inc. (the "Distributor"), or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each unaffiliated Trustee an annual fee of $2,000 for their services, including their attendance at board and committee meetings. The Trust also reimburses each unaffiliated Trustee for travel and out-of-pocket expenses related to the attendance at such meetings.

NOTE 4 - DISTRIBUTION PLAN
The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Class shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Class shares. Under the 12b-1 Plan, the Fund compensates the Distributor, at a fee calculated at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class shares for distribution expenses borne, or paid to others, by the Distributor. For the six months ended June 30, 1999, the Fund incurred $2,777 in the distribution costs for Investment Class shares.

NOTE 5 - SUBSEQUENT EVENTS
On June 1, 1999, the Trustees of the Trust voted to terminate the Fund's agreements with Investor Services Group and its affiliates and to engage American Data Services, Inc. ("ADS"), and its affiliate ADS Distributors, Inc. to perform administrative, accounting, transfer agency and distribution services for the Fund. The Fund, ICM, Investor Services Group, the Distributor and ADS are currently in the process of transitioning all such services from Investor Services Group and the Distributor to ADS and expect to have the transition completed on or about August 20, 1999. In connection with the termination of the agreements with Investor Services Group and its affiliates, the Fund will pay a termination fee of $39,850 and reimburse such parties for conversion expenses.

                                      Notes

                                      Notes

                        IRONWOOD CAPITAL MANAGEMENT, LLC
                                  AND ICM FUNDS

                               [graphic omitted]

                                The Ironwood Tree
       is a small, hardy tree, which yields a very useful and solid wood. Patiently, these trees remain under the forest canopy until taller neighbors fall. Once given the opportunity, the Ironwood grows quickly to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                        Ironwood Capital Management, LLC,
        the investment manager of the ICM/Isabelle Small Cap Value Fund, is an independent investment management firm specializing
                      in investing in small company stocks.

                                    ICM Funds
                     C/O First Data Investor Services Group
                                 P.O. Box 60529
                         King of Prussia, PA 19406-0529
                                 1-800-472-6114
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There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.

This information is not authorized for distribution unless accompanied or preceded by a current prospectus.

DISTRIBUTOR: FIRST DATA DISTRIBUTORS, INC.

FOR ACCOUNT INFORMATION AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME), MONDAY THROUGH FRIDAY.

DFU 08/99